Income Taxes (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	6 Months Ended
	Mar. 21, 2018	Dec. 31, 2022	Jun. 30, 2022
Income Taxes (Details) [Line Items]
Income tax PRC, description		the relevant laws and regulations in the PRC, beginning from January 1, 2020, Puyi Bohui has been qualified for west development taxation preference and subject to an income tax rate of 15%. Puyi Zhongxiang is qualified for Shenzhen Qianhai modern services cooperation district entity tax preference and is subject to an income tax rate of 15%. Chongqing Fengyi and Puyi Consulting are qualified for west development taxation preference and are subject to an income tax rate of 15%. Dake has been regarded as an accredited software company since June 2021, and thus enjoys preferential tax treatments, including being exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. As Dake had a loss in the calendar year 2022, it is exempted for income tax for the six months ended December 31, 2022. Puyi FO and other PRC subsidiaries are subject to a standard 25% EIT.
Total tax loss carry-forwards		¥ 184,801	¥ 184,258
Percentage of income tax rate
Unrecognized tax benefits		¥ 13,500	¥ 13,500
Minimum [Member]
Income Taxes (Details) [Line Items]
Percentage of income tax rate		25.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Percentage of income tax rate		100.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax PRC, description	On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.
EIT Law [Member]
Income Taxes (Details) [Line Items]
Income tax PRC, description		The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.